UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number          811-22561

                         SkyBridge G II Fund, LLC

(Exact name of registrant as specified in charter)

527 Madison Avenue-16th Floor

                      New York, NY 10022

(Address of principal executive offices) (Zip code)

Marie Noble

SkyBridge Capital II, LLC

527 Madison Avenue-16th Floor

                      New York, NY 10022

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (212) 485-3100

Date of fiscal year end:   March 31

Date of reporting period:   March 31, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

SKYBRIDGE G II FUND, LLC

Annual Report

(In Organization)

March 31, 2013

SkyBridge G II Fund, LLC

(In Organization)

KPMG LLP 345 Park Avenue New York, NY 10154

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholders

SkyBridge G II Fund, LLC

We have audited the accompanying statement of assets and liabilities (in organization) of SkyBridge G II Fund, LLC (the Company) as of March 31, 2013, and the related statements of operations (in organization) and cash flows (in organization) for the year then ended, and the statements of changes in net assets (in organization) for the year then ended and the period from September 28, 2011 to March 31, 2012. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of SkyBridge G II Fund, LLC as of March 31, 2013, the results of its operations and its cash flows for the year then ended, and the changes in its net assets for the year then ended and the period from September 28, 2011 to March 31, 2012, in conformity with U.S. generally accepted accounting principles.

New York, New York

May 29, 2013

KPMG LLP is a Delaware limited liability partnership, the U.S. member firm of KPMG International Cooperative (“KPMG International”), a Swiss entity.

SkyBridge G II Fund, LLC

Statement of Assets and Liabilities

(In Organization)

March 31, 2013

Assets:
Cash	$4,918
Deferred offering costs	143,000

Total Assets	147,918

Liabilities:
Accrued expenses	86,750
Payable to Adviser	127,862

Total Liabilities	214,612

Net Assets	$(66,694)

Components of Net Assets:
Accumulated Deficit	(196,694)
Paid in Capital	130,000

Net Assets	$(66,694)

Shares Issued and Outstanding:
Shares Outstanding (Unlimited Shares Authorized)	130

Net Asset Value (NAV) per Share	$(513.031)

See accompanying notes to financial statements.

SkyBridge G II Fund, LLC

Statement of Operations

(In Organization)

For the Year Ended March 31, 2013

Investment Income:	$0

Expenses:
Audit Fees	55,850
Legal Fees	31,262
Directors Fees	22,500
Miscellaneous Expenses	1,343

Total Expenses	110,955

Net Loss	$(110,955)

See accompanying notes to financial statements.

SkyBridge G II Fund, LLC

Statement of Changes in Net Assets

(In Organization)

	Year Ended March 31, 2013	September 28, 2011 to March 31, 2012
Decrease in net assets resulting from operations:
Net loss	$(110,955)	$(55,739)

Total decrease in net assets	(110,955)	(55,739)

Net decrease in net assets resulting from operations	(110,955)	(55,739)
Net assets, beginning of period	44,261	100,000

Net assets, end of period	$(66,694)	$44,261

See accompanying notes to financial statements.

SkyBridge G II Fund, LLC

Statement of Cash Flows

(In Organization)

For the Year Ended March 31, 2013

Cash flows from operating activities:
Net loss	$(110,955)
Adjustments to reconcile net loss to net cash used in operating activities:
Increase in deferred expenses	(96,000)
Increase in accrued expenses	8,750
Increase in payable to affiliates	119,862

Net cash used in operating activities	(78,343)

Net decrease in cash	(78,343)
Cash at beginning of year	83,261

Cash at end of year	$4,918

See accompanying notes to financial statements.

SkyBridge G II Fund, LLC

Notes to Financial Statements

(In Organization)

March 31, 2013

1.	Organization

SkyBridge G II Fund, LLC (the “Company”) was organized as a Delaware Limited Liability Company on May 9, 2011. The Company is registered under the Investment Company Act of 1940 (the “1940 Act”) as amended, as a closed-end, non-diversified management investment company. The Company is also registered under the Securities Act of 1933 (the “1933 Act”).

The investment objective of the Company will be to achieve capital appreciation principally through investing in investment funds (“Investment Funds”) managed by third-party investment managers (“Investment Managers”) that employ a variety of alternative investment strategies. These investment strategies allow Investment Managers the flexibility to use leverage or short-side positions to take advantage of perceived inefficiencies across the global markets, often referred to as “alternative” strategies. Because Investment Funds following alternative investment strategies are often described as hedge funds, the investment program of the Company can be described as a fund of hedge funds.

Shares of the Company (“Shares”) will be sold to eligible investors (referred to as “Shareholders”). The minimum initial investment in the Company from each Shareholder will be $25,000; the minimum additional investment will be $10,000. The Company is authorized to issue an unlimited number of Shares, all at $0.00001 par value per Share.

SkyBridge Capital II, LLC (the “Adviser”), a Delaware limited liability company, serves as the Company’s investment adviser. The Adviser is registered as an investment adviser under the Investment Advisers Act of 1940, as amended, and, among other things, is responsible for the allocation of the Company’s assets to various Investment Funds. Under the Company’s governing documents, the Company will delegate substantially all authority to oversee the management of the operations and assets of the Company to the Board of Directors. The Adviser owns all issued and outstanding Shares of the Company.

The Company had no investment operations for the period from April 1, 2012 through March 31, 2013, but has engaged in various activities relating to the public offering of the Shares.

2.	Significant Accounting Policies

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and are expressed in United States dollars. The following is a summary of significant accounting and reporting policies used in preparing the financial statements.

SkyBridge G II Fund, LLC

Notes to Financial Statements (continued)

(In Organization)

March 31, 2013

a. Cash and Cash Equivalents

Cash represents cash on deposit in interest bearing accounts. Cash held at financial institutions may exceed the amount insured by the Federal Deposit Insurance Corporation. The Company has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such bank deposits.

b. Income Taxes

The Company is a limited liability company and did not elect to be taxable as a corporation for U.S. federal, state, and local tax purposes. As a limited liability company, the Company will not incur entity-level U.S. federal, state, and local income taxes and is not required to file its own tax return. Accordingly, no provision for federal, state, and local income taxes has been made in the accompanying financial statements, as its owner member is liable for income taxes, if any, on the Company’s income, loss, and other items, and there is no tax sharing arrangement between the Company and its owner member. Since the Company is not required to separately file its own returns, the following is the major tax jurisdiction for the Adviser, in its capacity as the Company’s parent, and the earliest tax year subject to examination: United States – 2011. The Company ultimately intends to elect to be taxable as a corporation for U.S. federal, state, and local tax purposes, and qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Company will not be subject to Federal, state, and local income tax to the extent it distributes substantially all of its net investment income and net capital gains to its shareholders.

The Company has analyzed tax positions taken or expected to be taken in the course of preparing the Company’s tax return for all open tax years and has concluded, as of March 31, 2013, no provision for income tax would be required in the Company’s financial statements. The Company’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue. The Company recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year ended March 31, 2013, the Company did not incur any interest or penalties.

c. Use of Estimates and Reclassifications

The preparation of financial statements in conformity with GAAP requires management of the Company to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Changes in the economic environment, financial markets, and any other parameters used in determining these estimates could cause actual results to differ materially.

SkyBridge G II Fund, LLC

Notes to Financial Statements (continued)

(In Organization)

March 31, 2013

3.	Management Fee, Related Party Transactions and Other

The Company has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser. The Adviser provides certain management and administrative services to the Company. The Adviser will act primarily to evaluate and select Investment Managers, to allocate assets, to establish and apply risk management procedures, and to monitor overall investment performance. In addition, the Adviser also provides office space and other support services. In consideration for such services, the Company will pay the Adviser a monthly management fee of 0.071% (0.85% annually) based on end of month Shareholders’ capital.

In order to limit the ordinary expenses of the Company, the Adviser has agreed to waive part or all of the Management Fee (net of any compensation paid by the Adviser or its affiliates to the Placement Agents in connection with the placement of Shares or servicing of investors), or reimburse the Company in a corresponding amount, to the extent necessary to prevent the Company’s ordinary expenses from exceeding 1.50% per annum of its average monthly net assets, excluding expenses in the underlying Investment Funds. In addition, the Company subsequently would repay the fee waiver/expense reimbursement to the Adviser so long as the repaid amount does not cause the Company, during a year in which repayment is made, to exceed that intended maximum of 1.50% per annum ratio. There will be no repayment unless it can be made during the three years following the fiscal year during which the Company waived the applicable fees or reimbursed the applicable expenses.

The Adviser agreed to pay certain costs and expenses incurred in connection with organizing the Company and the initial offering shares of the Company. As of March 31, 2013, approximately $275,000 of such costs and expenses have been incurred by the Adviser. Deferred offering costs as of March 31, 2013 include $120,000 representing underwriting fees charged to the Company by Hastings (as defined below). These deferred costs will be amortized over a period of 12 months upon commencement of operations.

Placement agents may be retained by the Company to assist in the placement of the Company’s Shares. A placement agent will generally be entitled to receive a fee from each investor in the Company who’s Shares the agent places. The specific amount of the placement fee paid with respect to a Shareholder is generally dependent on the size of the investment in the Company.

Hastings Capital Group, LLC (“Hastings”), an affiliate of the Adviser, serves as the Company’s Principal Underwriter with authority to sell Shares directly and to appoint Placement agents to assist the Principal Underwriter in selling Shares.

SkyBridge G II Fund, LLC

Notes to Financial Statements (continued)

(In Organization)

March 31, 2013

Certain Directors of the Company are also directors and/or officers of other investment companies that are advised by the Adviser, including SkyBridge Multi-Adviser Hedge Fund Portfolios LLC.

Each Director who is not an “interested person” of the Company, as defined by the 1940 Act, receives, for his service as Director of the Company and SkyBridge Multi-Adviser Hedge Fund Portfolios LLC, an annual retainer of $40,000, a fee per telephonic meeting of the Board of Directors of $500 and a fee per in person meeting of the Board of Directors of $1,000 plus reasonable out of pocket expenses. The Chair of the Audit Committee will receive a $3,000 per year supplemental retainer. Directors will be reimbursed by the Company for their travel expenses related to Board meetings. A portion of such fees and costs will be allocated to each fund according to its relative net assets and a portion will be split equally between each fund.

Total amounts expensed related to Directors by the Company for the year ended March 31, 2013 were $22,500.

4.	Contributions and Redemptions

Once the Company commences operations, initial and additional subscriptions for Shares may be accepted as of the first day of each month. The Adviser has been authorized by the Board of Directors of the Company to accept or reject any initial and additional subscriptions for Shares in the Company. It is not anticipated that Shares will be listed on any securities exchange or traded in other markets, and Shares will be subject to substantial restrictions on transfer. The Board of Directors from time to time and in its complete and exclusive discretion, may determine to cause the Company to repurchase Shares from Shareholders pursuant to written tenders by Shareholders on such terms and conditions as it may determine. The Adviser expects that it typically will recommend to the Board of Directors that the Company offer to repurchase Shares from Shareholders quarterly, on each March 31, June 30, September 30 and December 31 (or, if any such date is not a business day, on the immediately preceding business day).

5.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Company through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements, except as disclosed below.

On May 28, 2013 the Adviser made an additional capital contribution of $100,000 to the Company.

Item 2. Code of Ethics.

(a)

The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)

There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d)

The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

Item 3. Audit Committee Financial Expert.

As of the end of the period covered by the report, the registrant’s board of directors has determined that Charles Hurty is qualified to serve as an audit committee financial expert serving on its audit committee and that he is “independent,” as defined by Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $49,600 for 2012 and $25,000 for 2013.

Audit-Related Fees

(b)

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for 2012 and $0 for 2013.

Tax Fees

(c)

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $0 for 2012 and $0 for 2013.

All Other Fees

(d)

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $20,000 for 2012 and $6,000 for 2013. This fee relates to the auditors review of Form N-2.

(e)(1)	Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

The Audit Committee will approve in advance any audit and non-audit services to be provided by the audit firm to (i) the Fund; (ii) the Fund’s investment adviser (non-audit services only); or (iii) any affiliates of such investment adviser (non-audit services only) that provide ongoing services to the Fund if the engagement relates directly to the Fund’s operations and financial reporting; provided, that any single member of the Committee may approve such services on behalf of the Committee if payments for such services are reasonably estimated at less than $10,000 and such approval is reported to the Committee at it next regular meeting; and provided further, that no such non-audit service may be approved if prohibited by applicable rules of the Securities and Exchange Commission.

(e)(2)

The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) N/A

(c) N/A

(d) 100%

(f)

The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was less than fifty percent.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was are $0 for 2012 and $0 for 2013.

(h)

The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

The Proxy Voting Policies are attached herewith.

SKYBRIDGE G II FUND, LLC

Proxy Voting Procedures

SkyBridge G II Fund, LLC (the “Fund”), and investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), has adopted these proxy voting procedures (the “Procedures”) in accordance with, and for the purpose of complying with, rules related to proxy voting promulgated by the Securities and Exchange Commission (“SEC”) under the 1940 Act and the Investment Advisers Act of 1940, as amended (the “Advisers Act”).

Delegation of Proxy Voting. The Fund has delegated the responsibility for voting proxies of its underlying portfolio funds (or other underlying securities) to its investment adviser, an adviser registered with the SEC pursuant to the Advisers Act. The investment adviser, SkyBridge Capital II, LLC (the “Adviser”), has adopted proxy-voting procedures, including those designed to address any material conflicts of interests between the Adviser and its clients (“Adviser Procedures”), which have been reviewed and approved by the Board of Directors of the Fund.

Annual Review. The Board of Directors of the Fund will review the Procedures and the Adviser Procedures annually to ensure the procedures are reasonably designed to ensure compliance with all relevant proxy-voting rules that are applicable to the Funds.

Form N-PX. Commencing in 2012, the Fund will cause Form N-PX to be filed by August 31 each year and will include proxy-voting information for the one-year period ending that June 30. Form N-PX is an annual filing of the Fund’s complete proxy voting record which requires information disclosing: (1)

each proxy proposal subject matter; (2) if the proxy proposal was proposed by the issuer or a shareholder; (3) how the Fund cast its votes; and (4) if the vote cast was for or against management.

NOTE: By August 31, 2013, the Fund will be required to file Form N-PX for the period July 1, 2012 to June 30, 2013.

Disclosure of Proxy Procedures. Commencing in 2011, the Fund will ensure that a description of its (and the Adviser’s) proxy-voting procedures, including procedures related to proxy-voting conflicts of interest, are disclosed in its Offering Memorandum (the Statement of Additional Information portion, if applicable) and shareholder reports.

NOTE: Required with the next such document filed with the SEC.

Availability of Proxy Voting Procedures and Voting Record. Commencing in 2011, the Fund will state in its Offering Memorandum (the Statement of Additional Information portion, if applicable) and shareholder reports that its proxy voting procedures and voting records are available free of charge directly from the Fund (or its designee) as well as from the SEC website. The Fund will make its proxy voting records available on either a Fund or Adviser website or upon request by calling a toll-free or collect telephone number.

NOTE: Required with the next such document filed with the SEC on or after August 31, 2013.

Adopted: July 6, 2011

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

(a)(1)	Identification of Portfolio Manager(s) or Management Team Members and Description of Role of Portfolio Manager(s) or Management Team Members

Raymond Nolte and Troy Gayeski are currently the portfolio managers of the registrant’s portfolio and as such have primary responsibilities for the day-to-day management of the Company. In that capacity they receive significant input and support from a team of analysts also employed by the Adviser. Mr. Nolte’s and Mr. Gayeski’s professional background is described in the table below.

Name and Age	Position(s) held with Company	Term of Office* and Length of Time Served	Principal Occupation(s) during the past 5 Years
Raymond Nolte (born 1961)	Portfolio Manager, Director, President	September 2005 to present

CIO, SkyBridge Capital II, LLC (July 2010 to present); CEO, Citigroup Alternative Investments LLC, Fund of Hedge FundsGroup (September 2005-June 2010)

Portfolio Manager, Director, President of SkyBridge GII Fund, LLC since July 2011

Troy Gayeski (born 1974)	Portfolio Manager	March 2013 to present

Partner, SkyBridge Capital II, LLC (Jan. 2013-present);

Managing Director, SkyBridge Capital II, LLC (Jan. 2011-Jan. 2013);

Director, SkyBridge Capital II, LLC (July 2010- Dec. 2011); Director, Citigroup

Alternative Investments LLC (2006–June 2010); Portfolio Manager, SkyBridge G II Fund, LLC (March 2013-present)

(a)(2)	Other Accounts Managed by Portfolio Manager(s) or Management Team Member and Potential Conflicts of Interest

Other Accounts Managed by Portfolio Manager(s) or Management Team Member – As of

March 31, 2013

Name of Portfolio Manager or Team Member	Type of Accounts	Total No. of Accounts Managed	Total Assets	No. of Accounts where Advisory Fee is Based on Performance	Total Assets in Accounts where Advisory Fee is Based on Performance
Raymond Nolte/ Troy Gayeski	Registered Investment Companies:	two	$3.6 billion	zero	$0
Raymond Nolte/ Troy Gayeski	Other Pooled Investment Vehicles:	seven	$671 million	six	$671 million
Raymond Nolte/ Troy Gayeski	Other Accounts:	seven	$216 million	two	$12 million

Potential Conflicts of Interests

As shown in the table above, Mr. Nolte and Mr. Gayeski are responsible for managing other accounts (“Other Accounts”) in addition to the Fund. In certain instances, conflicts may arise in his management of the Fund and such other Accounts.

One situation where a conflict may arise between the Fund and an Other Account is in the allocation of investment opportunities among the Fund and the Other Account. For example, the Adviser may determine that there is an opportunity that is suitable for the Fund as well as for Other Accounts of the Adviser, which have a similar investment objective. As a related matter, a particular Investment Fund interest or other security may be bought for one or more clients when one or more other clients are selling that same security, which may adversely affect the Fund. The Company and the Adviser have adopted policies and procedures regarding the allocation of investment opportunities, which generally require that investment opportunities be allocated among the Fund and Other Accounts in a manner that is fair, equitable and consistent with their fiduciary obligations to each.

Mr. Nolte’s and Mr. Gayeski’s management of the Fund and Other Accounts may result in his devoting a disproportionate amount of time and attention to the management of a particular account as against another. This particularly may be the case when accounts have different objectives, benchmarks, time horizons, asset levels and fees.

The management of personal accounts by Mr. Nolte and Mr. Gayeski may give rise to potential conflicts of interest. While the Adviser’s code of ethics will impose limits on the ability of Mr. Nolte and Mr. Gayeski to trade for his personal account, there is no assurance that the Adviser’s code of ethics will eliminate such conflicts.

Other than the conflicts described above, the Company is not aware of any material conflicts that may arise in connection with the Adviser’s management of the Fund’s investments and such Other Accounts.

(a)(3)	Compensation Structure of Portfolio Manager(s) or Management Team Members – As of March 31, 2013

Mr. Nolte has a minority equity stake in the Adviser and is also compensated by salary. The value of Mr. Nolte’s equity stake is affected by the financial results and profitability of SkyBridge as a whole, for which Mr. Nolte serves as a member of management.

Mr. Gayeski’s compensation is a combination of salary and discretionary bonus, including deferred compensation. The value of the discretionary bonus is affected by the financial results and profitability of SkyBridge as a whole. The discretionary bonus is not linked to the performance of any specific benchmark or that of any SkyBridge investment fund or account; nor are specific asset size targets considered.

(a)(4)	Disclosure of Securities Ownership – As of March 31, 2013

For the most recently completed fiscal year please provide beneficial ownership of shares of the registrant by each Portfolio Manager or Management Team Member. Please note that this information will only be provided in a dollar range of each individual’s holdings in each investment portfolio ($1-$10,000; $10,001-$50,000; $50,001-$100,000; $100,001 to $500,000; $500,001 to $1,000,000; or over $1,000,000).

“Beneficial ownership” should be determined in accordance with rule 16a-1(a)(2) under the Exchange Act (17 CFR 240.16a-1(a)(2)).

Name of Portfolio Manager or Team Member	Dollar ($) Range of Fund Shares Beneficially Owned

Raymond Nolte	$0

Troy Gayeski	$0

(b)	Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(12.other) Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) SkyBridge G II Fund, LLC

By (Signature and Title)* /s/ Raymond Nolte
Raymond Nolte, President
(principal executive officer)

Date June 5, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Raymond Nolte
Raymond Nolte, President
(principal executive officer)

Date June 5, 2013

By (Signature and Title)* /s/ Robert Phillips
Robert Phillips, Treasurer and Principal Financial Officer
(principal financial officer)

Date June 5, 2013

* Print the name and title of each signing officer under his or her signature.